Change in Significant Accounting Policies - Summary of Impacts on Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Non-current assets	$ 1,129,641		$ 1,224,870
Contract assets	313
Trade and other receivables, net	53,195		56,386
Others	387,137
Total current assets	440,645		540,586
Total assets	1,570,286		1,765,456
Total Equity	1,357,368		1,558,932	$ 1,405,462	$ 77,609
Contract liabilities	84	$ 91
Deferred revenue			91
Others	8,264
Total non-current liabilities	8,348		6,552
Trade and other payables	110,970		175,642
Contract liabilities	70,251	$ 59,078
Deferred revenue			1,262
Others	23,349
Total current liabilities	204,570		199,972
Total liabilities	212,918		206,524
Total equity and liabilities	1,570,286		$ 1,765,456
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Contract assets	313
Trade and other receivables, net	(313)
Contract liabilities	84
Deferred revenue	(84)
Trade and other payables	(63,531)
Contract liabilities	70,251
Deferred revenue	(6,720)
Amounts Without Adoption of IFRS 15 [Member]
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Non-current assets	1,129,641
Trade and other receivables, net	53,508
Others	387,137
Total current assets	440,645
Total assets	1,570,286
Total Equity	1,357,368
Deferred revenue	84
Others	8,264
Total non-current liabilities	8,348
Trade and other payables	174,501
Deferred revenue	6,720
Others	23,349
Total current liabilities	204,570
Total liabilities	212,918
Total equity and liabilities	$ 1,570,286